CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 674,141,554	$ 894,551,480
Restricted cash	511,874,925	566,675,697
Short-term investments	8,442,063	57,739,558
Accounts receivable	64,129,969	100,553,481
Other receivables	166,632,745	73,193,654
Deposits for land use rights	42,254,342	103,715,834
Other deposits and prepayments	257,287,874	272,022,244
Advances to suppliers	46,983,182	36,731,393
Real estate properties development completed	632,359,691	840,393,193
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities ("VIEs") to be used only to settle obligations of the VIEs of US$154,339,321 and US$166,327,833 as of December 31, 2017 and December 31, 2018, respectively)	4,068,716,308	1,996,000,653
Amounts due from related parties	216,184,205	125,662,072
Amounts due from employees	1,694,416	2,174,302
Other current assets	520,391	798,920
Total current assets	6,691,221,665	5,070,212,481
Real estate properties held for lease, net	302,764,217	277,933,313
Deposits for land use rights	21,855,694	22,956,138
Property and equipment, net	38,114,483	32,385,860
Long-term investment	564,340,219	829,773,150
Deferred tax assets	230,452,674	82,006,132
Amounts due from related parties	26,122,186	24,665,944
Contract assets	21,779,221	0
Other assets	137,062,313	44,501,252
TOTAL ASSETS	8,033,712,672	6,384,434,270
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIEs without recourse to the primary beneficiary of US$2,454,089 and US$2,489,669 as of December 31, 2017 and December 31, 2018, respectively)	790,631,410	690,839,190
Short-term bank loans and other debt	43,711,388	247,758,295
Customer deposits	1,921,851,255	438,341,713
Income tax payable	213,272,832	169,839,336
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIEs without recourse to the primary beneficiary of US$2,990,885 and US$3,767,049 as of December 31, 2017 and December 31, 2018, respectively)	341,107,500	300,118,332
Payroll and welfare payable (including payroll and welfare payable of the VIEs without recourse to the primary beneficiary of US$102,316 and US$2,263,756 as of December 31, 2017 and December 31, 2018, respectively)	33,752,390	31,445,229
Current portion of long-term bank loans and other debt	1,647,918,456	1,648,233,254
Current maturities of capital lease obligations	6,562,425	4,472,386
Mandatorily redeemable non-controlling interests	22,558,686	15,593,340
Amounts due to related parties	48,502,441	128,178,423
Total current liabilities	5,069,868,783	3,674,819,498
Long-term bank loans	720,038,940	11,018,946
Deferred tax liabilities	370,508,807	164,203,580
Unrecognized tax benefits	45,939,234	31,231,376
Other long-term debt	1,040,455,200	1,404,814,439
Capital lease obligations, net of current maturities	10,014,791	11,415,344
Amounts due to related parties	31,241,768	29,917,961
Total liabilities	7,288,067,523	5,327,421,144
Commitments and contingencies
Shareholders' equity
Common shares, US$0.0001 par value: Authorized-500,000,000 shares; shares issued and outstanding- 119,805,636 shares as of December 31, 2018 (December 31, 2017: 129,578,676 shares)	16,399	16,314
Treasury shares	(87,639,088)	(67,792,368)
Additional paid-in capital	532,117,479	543,338,206
Statutory reserves	166,495,744	105,660,269
Retained earnings	99,502,126	382,123,692
Accumulated other comprehensive income/(loss)	(30,122,179)	29,225,736
Total Xinyuan Real Estate Co., Ltd. shareholders' equity	680,370,481	992,571,849
Non-controlling interest	65,274,668	64,441,277
Total equity	745,645,149	1,057,013,126
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 8,033,712,672	$ 6,384,434,270